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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933
                                   ---------------------------------------------

                      Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  P.O. Box 1192, Richmond, Virginia, 23209-1192
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                    Arthur E. Anderson II, One James Center,
                 901 East Cary Street, Richmond, Virginia 23219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383
                                                     --------------------------

Date of fiscal year end:        6/30/05
                         --------------------------------------------

Date of reporting period:     Quarter ended 3/31/05
                          --------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------

CCRF Prime Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

    Face                                                           Amortized
   Amount                                                            Cost
    (000)                                                            (000)
--------------------------------------------------------------------------------
                 BANKERS' ACCEPTANCES (2.28%)
--------------------------------------------------------------------------------
                 Rabobank (NY)
$    5,000,000      2.69%    4/7/05 ..........................   $  4,997,767
--------------------------------------------------------------------------------
     5,000,000   Total Bankers' Acceptances
                 (Amortized Cost $4,997,767) .................      4,997,767
--------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT (13.23%)
--------------------------------------------------------------------------------
                 Canadian Imperial Bank
    15,000,000      2.68%    4/8/05 ..........................     15,000,000
                 CS First Boston
    14,000,000      2.79%    5/9/05 ..........................     14,000,000
--------------------------------------------------------------------------------
    29,000,000   Total Certificates of Deposit
                 (Amortized Cost $29,000,000) ................     29,000,000
--------------------------------------------------------------------------------
                 ASSET-BACKED COMMERCIAL PAPER (6.83%)
--------------------------------------------------------------------------------
                 Toyota Motor Credit Corporation
    15,000,000      2.72%    4/22/05 .........................     14,976,288
--------------------------------------------------------------------------------
    15,000,000   Total Asset-Backed Commercial Paper
                 (Amortized Cost $14,976,288) ................     14,976,288
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER (13.68%)
--------------------------------------------------------------------------------
                 Goldman Sachs Group
    15,000,000      2.71%    4/11/05 .........................     14,988,750
                 Morgan Stanley Dean Witter
    15,000,000   (1)2.48%    10/25/05 ........................     15,000,000
--------------------------------------------------------------------------------
    30,000,000   Total Commercial Paper
                 (Amortized Cost $29,988,750) ................     29,988,750
--------------------------------------------------------------------------------
                 CORPORATE NOTES (2.69%)
--------------------------------------------------------------------------------
                 Associates Corporation NA
     2,960,000      2.49%    6/15/05 .........................      2,984,878
                 Citigroup, Inc.
     1,035,000      2.16%    6/15/05 .........................      1,043,530
                 General Electric Capital Corporation
     1,855,000      2.38%    6/15/05 .........................      1,872,130
--------------------------------------------------------------------------------
     5,850,000   Total Corporate Notes
                 (Amortized Cost $5,900,538) .................      5,900,538
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (74.75%)
--------------------------------------------------------------------------------
                 Fannie Mae Discount Notes
    14,677,000      2.19%    7/22/05 .........................     14,578,805
     7,000,000      2.41%    9/16/05 .........................      6,923,070
     5,000,000      2.46%    10/14/05 ........................      4,934,666
                 Fannie Mae Floating Rate Notes
    25,000,000   (1)1.30%    5/3/05 ..........................     24,999,275
                 Fannie Mae Mortgage-Backed Security Discount
                   Notes
    31,661,990      2.56%    4/1/05 ..........................     31,661,990
    30,000,000      3.05%    7/1/05 ..........................     29,770,225
    10,000,000      2.85%    9/1/05 ..........................      9,881,425
                 Fannie Mae Notes (Callable)
     7,500,000      1.27%    4/25/05 .........................      7,500,000
     5,000,000      1.65%    5/16/05 .........................      5,000,000
                 Fannie Mae Separately Traded Registered
                   Interest and Principal Securities (STRIPS)
     3,625,000      2.08%    5/15/05 .........................      3,616,050
                 Federal Home Loan Bank Notes (Callable)
     5,000,000      1.40%    4/1/05 ..........................      5,000,000
     6,000,000      1.30%    4/11/05 .........................      6,000,000
     5,000,000      2.08%    6/22/05 .........................      5,000,000

                 Freddie Mac Discount Notes
     4,090,000      2.72%    4/19/05 .........................      4,084,576
     5,000,000      2.37%    10/18/05 ........................      4,935,833
--------------------------------------------------------------------------------
                 Total U.S. Government and Agency Obligations
   164,553,990   (Amortized Cost $163,885,915)                    163,885,915
--------------------------------------------------------------------------------
  $249,403,990   TOTAL INVESTMENTS (113.46%)
                 (Amortized Cost $248,749,258) ...............    248,749,258
--------------------------------------------------------------------------------
                 OTHER LIABILITIES IN EXCESS OF OTHER
                 ASSETS (-13.46%) ............................   (29,513,683)(2)
                 ---------------------------------------------------------------
                 NET ASSETS (100.00%) ........................   $219,235,575
================================================================================

      (1) Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2005.

      (2) Includes a $29,770,225 liability for securities purchased and not yet settled.

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
CCRF Federal Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)


    Face                                                          Amortized
   Amount                                                           Cost
    (000)                                                           (000)
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.06%)
--------------------------------------------------------------------------------
                 Fannie Mae Discount Notes
$   11,837,000      2.74%    4/13/05 .........................   $ 11,826,189
                 Federal Home Loan Bank Discount Notes
       425,000      2.40%    4/1/05 ..........................        425,000
    23,050,000      2.71%    4/22/05 .........................     23,013,629
                 Freddie Mac Discount Notes
     9,780,000      2.68%    4/12/05 .........................      9,771,991
    16,250,000      2.73%    4/19/05 .........................     16,227,901
     5,000,000      2.40%    10/18/05 ........................      4,934,916
--------------------------------------------------------------------------------
                 Total U.S. Government and Agency Obligations
    66,342,000   (Amortized Cost $66,199,626) ................     66,199,626
--------------------------------------------------------------------------------
$   66,342,000   TOTAL INVESTMENTS (100.06%)
                 (Amortized Cost $66,199,626) ................     66,199,626
--------------------------------------------------------------------------------
                 OTHER LIABILITIES IN EXCESS OF OTHER
                 ASSETS (-0.06%) .............................        (40,146)
                 ---------------------------------------------------------------
                 NET ASSETS (100.00%) ........................   $ 66,159,480
================================================================================

Commonwealth Cash Reserve Fund, Inc.
--------------------------------------------------------------------------------
SNAP Fund
Schedule of Investments
March 31, 2005
(Unaudited)

    Face                                                          Amortized
   Amount                                                           Cost
   (000)                                                            (000)
--------------------------------------------------------------------------------
                 CERTIFICATES OF DEPOSIT (14.57%)
--------------------------------------------------------------------------------
                 Barclays (NY)
$   75,000,000      2.79%    4/22/05 .........................   $ 75,000,000
                 Canadian Imperial Bank
    50,000,000      2.68%    4/8/05 ..........................     50,000,000
                 CS First Boston
    76,000,000      2.79%    5/9/05 ..........................     76,000,000
                 Deutsche Bank
    25,000,000      1.53%    5/6/05 ..........................     25,000,000
--------------------------------------------------------------------------------
   226,000,000   Total Certificates of Deposit
                 (Amortized Cost $226,000,000) ...............    226,000,000
--------------------------------------------------------------------------------
                 ASSET-BACKED COMMERCIAL PAPER (7.41%)
--------------------------------------------------------------------------------
                 Sheffield Receivable Corporation
    70,000,000      2.70%    4/11/05 .........................     69,947,583
                 Yorktown Capital LLC
    20,000,000      2.64%    4/1/05 ..........................     20,000,000
    25,000,000      2.73%    4/11/05 .........................     24,981,111
--------------------------------------------------------------------------------
                 Total Asset-Backed Commercial Paper
   115,000,000   (Amortized Cost $114,928,694) ...............    114,928,694
--------------------------------------------------------------------------------
                 COMMERCIAL PAPER (25.41%)
--------------------------------------------------------------------------------
                 Goldman Sachs Group
    20,000,000      2.64%    4/6/05 ..........................     19,992,583
    40,000,000      2.71%    4/11/05 .........................     39,970,000
                 Greyhawk Funding
    40,000,000      2.71%    4/11/05 .........................     39,970,000
    18,620,000      2.79%    4/18/05 .........................     18,595,556
                 Kitty Hawk Funding Corporation
    38,407,000      2.64%    4/1/05 ..........................     38,407,000
                 Morgan Stanley Dean Witter
    95,000,000      2.83%    10/25/05 ........................     95,000,000
                 Rabobank USA Finance
    12,360,000      2.82%    4/1/05 ..........................     12,360,000
                 Ranger Funding Co.
    80,000,000      2.77%    4/14/05 .........................     79,920,267
                 UBS Finance DE
    50,000,000      2.68%    4/8/05 ..........................     49,974,042
--------------------------------------------------------------------------------
   394,387,000   Total Commercial Paper
                 (Amortized Cost $394,189,448) ...............    394,189,448
--------------------------------------------------------------------------------
                 CORPORATE NOTES (1.73%)
--------------------------------------------------------------------------------
                 AARP
    10,000,000      2.82%    (3)5/1/31 .......................     10,000,000
                 General Electric Capital Corporation
    16,889,000      3.23%    1/30/06 .........................     16,836,559
--------------------------------------------------------------------------------
    26,889,000   Total Corporate Notes
                   (Amortized Cost $26,836,559) ..............     26,836,559
--------------------------------------------------------------------------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (70.08%)
--------------------------------------------------------------------------------
                 Fannie Mae Discount Notes
    16,296,000      2.41%    9/16/05 .........................     16,116,907
    15,000,000      2.46%    10/14/05 ........................     14,804,000
                 Fannie Mae Floating Rate Notes
    50,000,000   (4)2.56%    10/21/05 ........................     49,982,080

                 Fannie Mae Mortgage-Backed Security Discount Notes
    50,000,000      2.56%    4/1/05 ..........................     50,000,000
    47,145,744      2.55%    4/1/05 ..........................     47,145,744
    94,337,000      2.57%    4/1/05 ..........................     94,337,000
    40,000,000      2.56%    4/1/05 ..........................     40,000,000
    50,000,000      2.57%    4/1/05 ..........................     50,000,000
    50,000,000      2.62%    4/14/05 .........................     49,953,055
    30,000,000      2.67%    5/2/05 ..........................     29,931,542
    44,400,000      2.69%    5/2/05 ..........................     44,297,726
    55,000,000      2.71%    5/2/05 ..........................     54,872,362
   102,000,000      3.08%    7/1/05 ..........................    101,211,030
    64,650,000      3.07%    7/1/05 ..........................     64,151,566
    78,872,250      3.08%    7/1/05 ..........................     78,262,173
    55,447,402      3.08%    7/1/05 ..........................     55,018,516
    20,000,000      2.85%    9/1/05 ..........................     19,762,850
                 Federal Home Loan Bank Notes (Callable)
    25,000,000      2.04%    6/14/05 .........................     25,000,000
    15,000,000      2.22%    8/9/05 ..........................     15,000,000
                 Freddie Mac Discount Notes
    47,020,000      2.56%    6/30/05 .........................     46,722,996
    34,042,000      2.70%    8/8/05 ..........................     33,717,734
    32,988,000      2.19%    8/23/05 .........................     32,704,962
    65,000,000      2.26%    9/20/05 .........................     64,312,478
    10,000,000      2.37%    10/18/05 ........................      9,871,667
--------------------------------------------------------------------------------
                 Total U.S. Government & Agency Obligations
 1,092,198,396   (Amortized Cost $1,087,176,388) .............  1,087,176,388
--------------------------------------------------------------------------------
                 TOTAL INVESTMENTS (109.15%)
$1,854,474,396   (Amortized Cost $1,849,131,089) .............  1,849,131,089
--------------------------------------------------------------------------------
                 OTHER LIABILITIES IN EXCESS OF OTHER
                 ASSETS (-19.20%) ............................  (297,834,910)(5)
                 ---------------------------------------------------------------
                 NET ASSETS (100.00%) ........................ $1,551,296,179
================================================================================

      (3) Variable Rate Demand Note, payable on demand no more than seven calendar days after notice is given by the SNAP Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer weeky. Rate shown is that which was in effect at March 31, 2005.

      (4) Floating Rate Note, rate subject to change. Rate shown is that which was in effect at March 31, 2005.

      (5) Includes a $298,643,286 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.

By (Signature and Title)*  /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                               Jeffrey A. Laine, President
Date    5/27/2005
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                               Jeffrey A. Laine, President

Date    5/27/2005
     -------------------

By (Signature and Title)*  /s/ Jeffrey A. Laine
                          ------------------------------------------------------
                               Jeffrey A. Laine, Treasurer

Date    5/27/2005
     -------------------

* Print the name and title of each signing officer under his or her signature.